Pioneer High Income Fund, Inc.
Schedule of Investments  |  June 30, 2023

Ticker Symbol: PHT

Schedule of Investments  |  6/30/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 146.6%
	Senior Secured Floating Rate Loan Interests — 3.8% of Net Assets*(a)
	Auto Parts & Equipment — 0.6%
1,393,447	First Brands Group LLC, First Lien 2021 Term Loan, 10.252% (Term SOFR + 500 bps), 3/30/27	$ 1,374,287
	Total Auto Parts & Equipment	$1,374,287

	Metal Processors & Fabrication — 0.5%
1,120,050	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 9.199% (Term SOFR + 400 bps), 10/12/28	$ 1,093,449
	Total Metal Processors & Fabrication	$1,093,449

	Oil-Field Services — 1.8%
4,129,615	ProFrac Holdings II LLC, Term Loan, 12.42% (Term SOFR + 725 bps), 3/4/25	$ 4,139,939
	Total Oil-Field Services	$4,139,939

	Physical Practice Management — 0.3%
940,118	Team Health Holdings, Inc., Extended Term Loan, 10.352% (Term SOFR + 525 bps), 3/2/27	$ 653,382
	Total Physical Practice Management	$653,382

	Telecom Services — 0.6%
1,548,300	Patagonia Holdco LLC, Amendment No.1 Term Loan, 10.789% (Term SOFR + 575 bps), 8/1/29	$ 1,323,796
	Total Telecom Services	$1,323,796

	Total Senior Secured Floating Rate Loan Interests (Cost $8,741,323)	$8,584,853

Shares
	Common Stocks — 0.3% of Net Assets
	Chemicals — 0.0%†
22	LyondellBasell Industries NV, Class A	$ 2,020
	Total Chemicals	$2,020

	Oil, Gas & Consumable Fuels — 0.0%†
21(b)	Amplify Energy Corp.	$ 142
8,027(b)	Petroquest Energy, Inc.	402
	Total Oil, Gas & Consumable Fuels	$544

1Pioneer High Income Fund, Inc. |  | 6/30/23

Shares		Value
	Passenger Airlines — 0.3%
57,203(b)+	Grupo Aeromexico SAB de CV	$ 668,376
	Total Passenger Airlines	$668,376

	Total Common Stocks (Cost $1,646,575)	$670,940

Principal Amount USD ($)
	Collateralized Mortgage Obligations—2.3% of Net Assets
710,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 11.067% (SOFR30A + 600 bps), 10/25/41 (144A)	$ 699,022
120,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2B2, 11.267% (SOFR30A + 620 bps), 11/25/41 (144A)	114,536
430,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class B2, 12.867% (SOFR30A + 780 bps), 11/25/41 (144A)	422,220
450,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class B2, 11.317% (SOFR30A + 625 bps), 9/25/41 (144A)	419,644
610,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class B2, 13.567% (SOFR30A + 850 bps), 2/25/42 (144A)	609,998
1,370,000(a)	Freddie Mac STACR Trust, Series 2019-DNA3, Class B2, 13.30% (1 Month USD LIBOR + 815 bps), 7/25/49 (144A)	1,473,428
1,350,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 15.65% (1 Month USD LIBOR + 1,050 bps), 2/25/47 (144A)	1,500,445
	Total Collateralized Mortgage Obligations (Cost $5,241,773)	$5,239,293

	Commercial Mortgage-Backed Securities—3.8% of Net Assets
496,069(a)	Capital Funding Mortgage Trust, Series 2020-9, Class B, 20.07% (1 Month USD LIBOR + 1,490 bps), 11/15/23 (144A)	$ 489,300
605,000(a)	Capital Funding Mortgage Trust, Series 2021-8, Class B, 18.27% (1 Month USD LIBOR + 1,310 bps), 12/15/23 (144A)	605,000
Pioneer High Income Fund, Inc. |  | 6/30/232

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
1,490,000(a)	Capital Funding Mortgage Trust, Series 2021-19, Class B, 20.38% (1 Month USD LIBOR + 1,521 bps), 11/6/23 (144A)	$ 1,449,860
1,155,710(c)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	1,048,440
1,500,000(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 12.093% (1 Month USD LIBOR + 690 bps), 8/25/29	1,421,710
284,681(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 11.443% (1 Month USD LIBOR + 625 bps), 1/25/27 (144A)	271,074
389,627(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 14.193% (1 Month USD LIBOR + 900 bps), 7/25/30 (144A)	369,432
1,169,388(a)	Med Trust, Series 2021-MDLN, Class G, 10.444% (1 Month USD LIBOR + 525 bps), 11/15/38 (144A)	1,094,828
2,500,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.00%, 5/15/48 (144A)	1,701,999
	Total Commercial Mortgage-Backed Securities (Cost $9,021,432)	$8,451,643

	Convertible Corporate Bonds — 2.5% of Net Assets
	Banks — 0.0%†
IDR1,422,679,000	PT Bakrie & Brothers Tbk, 7/31/23	$ 10,249
	Total Banks	$10,249

	Chemicals — 1.8%
4,000,000(d)	Hercules LLC, 6.50%, 6/30/29	$ 4,073,629
	Total Chemicals	$4,073,629

	Entertainment — 0.7%
1,455,000(e)	DraftKings Holdings, Inc., 3/15/28	$ 1,085,430
449,000	IMAX Corp., 0.50%, 4/1/26	410,296
	Total Entertainment	$1,495,726

	Total Convertible Corporate Bonds (Cost $4,842,321)	$5,579,604

3Pioneer High Income Fund, Inc. |  | 6/30/23

Principal Amount USD ($)		Value
	Corporate Bonds — 125.3% of Net Assets
	Advertising — 2.9%
2,090,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 1,546,551
900,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	706,500
2,010,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	1,720,022
3,000,000	Summer BC Bidco B LLC, 5.50%, 10/31/26 (144A)	2,520,000
	Total Advertising	$6,493,073

	Aerospace & Defense — 2.0%
2,150,000	Bombardier, Inc., 6.00%, 2/15/28 (144A)	$ 2,031,974
960,000	Bombardier, Inc., 7.125%, 6/15/26 (144A)	953,532
740,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	792,225
740,000	Triumph Group, Inc., 9.00%, 3/15/28 (144A)	755,569
	Total Aerospace & Defense	$4,533,300

	Agriculture — 1.0%
2,795,000	Frigorifico Concepcion SA, 7.70%, 7/21/28 (144A)	$ 2,178,063
	Total Agriculture	$2,178,063

	Airlines — 6.1%
420,000	Allegiant Travel Co., 7.25%, 8/15/27 (144A)	$ 418,450
355,000	Delta Air Lines, Inc., 7.375%, 1/15/26	370,081
3,255,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	2,912,964
330,000	Latam Airlines Group SA, 13.375%, 10/15/29 (144A)	357,092
1,104,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27 (144A)	1,106,756
2,460,000	Pegasus Hava Tasimaciligi AS, 9.25%, 4/30/26 (144A)	2,452,374
1,375,000	Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, 9/20/25 (144A)	1,385,278
EUR1,600,000	Transportes Aereos Portugueses SA, 5.625%, 12/2/24 (144A)	1,713,402
Pioneer High Income Fund, Inc. |  | 6/30/234

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Airlines — (continued)
1,470,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 9.50%, 6/1/28 (144A)	$ 1,349,681
1,705,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 7.875%, 5/1/27 (144A)	1,531,857
	Total Airlines	$13,597,935

	Apparel — 0.4%
870,000	Hanesbrands, Inc., 9.00%, 2/15/31 (144A)	$ 876,843
	Total Apparel	$876,843

	Auto Manufacturers — 0.8%
1,735,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	$ 1,696,362
	Total Auto Manufacturers	$1,696,362

	Auto Parts & Equipment — 2.1%
2,375,000	Adient Global Holdings, Ltd., 8.25%, 4/15/31 (144A)	$ 2,411,596
2,460,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	2,240,971
	Total Auto Parts & Equipment	$4,652,567

	Banks — 2.7%
600,000(c)(f)	Bank of America Corp., 6.50% (3 Month Term SOFR + 444 bps)	$ 598,332
1,931,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	1,913,054
1,680,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	1,638,019
675,000(c)(f)	Intesa Sanpaolo S.p.A., 7.70% (5 Year USD Swap Rate + 546 bps) (144A)	633,656
1,240,000(c)	Toronto-Dominion Bank, 8.125% (5 Year CMT Index + 408 bps), 10/31/82	1,259,691
	Total Banks	$6,042,752

	Biotechnology — 0.3%
EUR745,000	Cidron Aida Finco S.a.r.l., 5.00%, 4/1/28 (144A)	$ 734,810
	Total Biotechnology	$734,810

	Building Materials — 1.3%
2,211,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	$ 1,746,690
1,140,000	Knife River Corp., 7.75%, 5/1/31 (144A)	1,154,273
	Total Building Materials	$2,900,963

5Pioneer High Income Fund, Inc. |  | 6/30/23

Principal Amount USD ($)		Value
	Chemicals — 8.4%
910,000	Braskem Idesa SAPI, 6.99%, 2/20/32 (144A)	$ 589,487
1,355,000	LSF11 A5 HoldCo LLC, 6.625%, 10/15/29 (144A)	1,131,695
EUR885,000	Lune Holdings S.a.r.l., 5.625%, 11/15/28 (144A)	784,641
2,250,000	LYB Finance Co. BV, 8.10%, 3/15/27 (144A)	2,427,137
2,831,000	Mativ Holdings, Inc., 6.875%, 10/1/26 (144A)	2,477,691
470,000	Olin Corp., 9.50%, 6/1/25 (144A)	494,390
EUR1,355,000	Olympus Water US Holding Corp., 9.625%, 11/15/28 (144A)	1,419,433
2,320,000	Olympus Water US Holding Corp., 9.75%, 11/15/28 (144A)	2,262,696
2,316,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	2,247,493
2,500,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	2,279,103
EUR1,005,000(g)	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 7/15/28 (144A)	1,096,656
2,000,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	1,662,066
	Total Chemicals	$18,872,488

	Commercial Services — 6.8%
1,645,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29 (144A)	$ 1,213,854
350,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	332,130
1,905,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	1,683,931
790,000	Atento Luxco 1 SA, 8.00%, 2/10/26 (144A)	125,618
2,116,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	1,733,972
2,059,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	1,989,186
319,000	Herc Holdings, Inc., 5.50%, 7/15/27 (144A)	305,649
1,470,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	1,349,478
915,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	818,925
4,155,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	3,892,410
1,093,000	Sotheby's, 7.375%, 10/15/27 (144A)	983,036
862,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)	864,666
	Total Commercial Services	$15,292,855

Pioneer High Income Fund, Inc. |  | 6/30/236

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Computers — 0.4%
980,000	NCR Corp., 5.00%, 10/1/28 (144A)	$ 874,582
	Total Computers	$874,582

	Distribution/Wholesale — 1.1%
1,105,000	Ritchie Bros Holdings, Inc., 7.75%, 3/15/31 (144A)	$ 1,146,355
1,325,000(g)	Windsor Holdings III LLC, 8.50%, 6/15/30 (144A)	1,318,799
	Total Distribution/Wholesale	$2,465,154

	Diversified Financial Services — 10.4%
2,150,000	ASG Finance Designated Activity Co., 7.875%, 12/3/24 (144A)	$ 2,079,050
1,291,551(h)	Avation Capital SA, 8.25% (9.00% PIK or 8.25% Cash), 10/31/26 (144A)	1,124,189
4,055,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	3,822,684
140,000(i)	Credito Real SAB de CV SOFOM ER, 8.00%, 1/21/28 (144A)	16,100
1,500,000(i)	Credito Real SAB de CV SOFOM ER, 9.50%, 2/7/26 (144A)	171,000
EUR480,000	Garfunkelux Holdco 3 SA, 6.75%, 11/1/25 (144A)	382,356
GBP820,000	Garfunkelux Holdco 3 SA, 7.75%, 11/1/25 (144A)	743,560
350,000	GGAM Finance, Ltd., 7.75%, 5/15/26 (144A)	351,313
1,805,000	GGAM Finance, Ltd., 8.00%, 6/15/28 (144A)	1,805,921
2,225,479(h)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	2,037,092
2,900,000	Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 8/15/28 (144A)	2,377,461
845,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27 (144A)	786,091
1,445,000	OneMain Finance Corp., 9.00%, 1/15/29	1,457,210
755,000	PHH Mortgage Corp., 7.875%, 3/15/26 (144A)	674,366
3,415,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	3,005,200
1,051,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	901,232
1,860,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	1,698,106
	Total Diversified Financial Services	$23,432,931

7Pioneer High Income Fund, Inc. |  | 6/30/23

Principal Amount USD ($)		Value
	Electric — 1.3%
825,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24 (144A)	$ 832,219
676,000	NRG Energy, Inc., 6.625%, 1/15/27	671,052
281,461	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	279,350
1,045,000	Talen Energy Supply LLC, 8.625%, 6/1/30 (144A)	1,081,575
6,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	5,751
	Total Electric	$2,869,947

	Electrical Components & Equipments — 1.7%
2,600,000	Energizer Holdings, Inc., 6.50%, 12/31/27 (144A)	$ 2,499,700
750,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	757,901
520,000	WESCO Distribution, Inc., 7.25%, 6/15/28 (144A)	530,429
	Total Electrical Components & Equipments	$3,788,030

	Energy-Alternate Sources — 0.1%
202,777(h)	SCC Power Plc, 4.00% (4.00% PIK or 4.00% Cash), 5/17/32 (144A)	$ 19,974
374,357(h)	SCC Power Plc, 8.00% (4.00% PIK or 4.00% Cash or 8.00% Cash), 12/31/28 (144A)	127,281
	Total Energy-Alternate Sources	$147,255

	Engineering & Construction — 0.2%
475,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26 (144A)	$ 449,786
	Total Engineering & Construction	$449,786

	Entertainment — 5.2%
2,264,138	AMC Entertainment Holdings, Inc., 10.00%, 6/15/26 (144A)	$ 1,624,519
EUR247,360	Cirsa Finance International S.a.r.l., 6.25%, 12/20/23 (144A)	268,704
395,000	International Game Technology Plc, 6.25%, 1/15/27 (144A)	393,519
208,000	International Game Technology Plc, 6.50%, 2/15/25 (144A)	208,000
EUR755,000	Lottomatica S.p.A., 9.75%, 9/30/27 (144A)	888,735
EUR730,000	Lottomatica S.p.A./Roma, 7.125%, 6/1/28 (144A)	813,110
Pioneer High Income Fund, Inc. |  | 6/30/238

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Entertainment — (continued)
1,880,000	Mohegan Tribal Gaming Authority, 8.00%, 2/1/26 (144A)	$ 1,795,400
1,910,000	Scientific Games International, Inc., 7.00%, 5/15/28 (144A)	1,899,803
1,910,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	1,912,387
2,035,000	SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29 (144A)	1,821,481
	Total Entertainment	$11,625,658

	Environmental Control — 0.4%
766,000	Tervita Corp., 11.00%, 12/1/25 (144A)	$ 812,618
	Total Environmental Control	$812,618

	Food — 0.7%
531,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 7.50%, 3/15/26 (144A)	$ 540,000
1,043,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	982,163
	Total Food	$1,522,163

	Healthcare-Products — 0.8%
1,809,000	Varex Imaging Corp., 7.875%, 10/15/27 (144A)	$ 1,794,546
	Total Healthcare-Products	$1,794,546

	Healthcare-Services — 5.4%
975,000	Auna SAA, 6.50%, 11/20/25 (144A)	$ 804,375
580,000	CHS/Community Health Systems, Inc., 5.625%, 3/15/27 (144A)	511,118
265,000	CHS/Community Health Systems, Inc., 6.00%, 1/15/29 (144A)	222,931
580,000	Legacy LifePoint Health LLC, 6.75%, 4/15/25 (144A)	538,716
385,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	227,401
2,640,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	2,501,427
1,406,000	Surgery Center Holdings, Inc., 10.00%, 4/15/27 (144A)	1,437,635
3,800,000	Tenet Healthcare Corp., 6.125%, 6/15/30	3,745,660
9Pioneer High Income Fund, Inc. |  | 6/30/23

Principal Amount USD ($)		Value
	Healthcare-Services — (continued)
1,645,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	$ 1,408,531
2,500,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	625,000
	Total Healthcare-Services	$12,022,794

	Home Builders — 1.3%
475,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	$ 471,437
1,155,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	1,122,332
1,680,000	Brookfield Residential Properties, Inc./Brookfield Residential US LLC, 4.875%, 2/15/30 (144A)	1,317,939
	Total Home Builders	$2,911,708

	Household Products/Wares — 0.7%
2,050,000	Spectrum Brands, Inc., 3.875%, 3/15/31 (144A)	$ 1,681,000
	Total Household Products/Wares	$1,681,000

	Insurance — 5.6%
3,800,000	Hanover Insurance Group, Inc., 7.625%, 10/15/25	$ 3,891,339
3,075,000(c)	Liberty Mutual Group, Inc., 10.75% (3 Month USD LIBOR + 712 bps), 6/15/58 (144A)	3,995,901
3,000,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	3,358,572
1,100,000	MetLife, Inc., 10.75%, 8/1/39	1,419,769
	Total Insurance	$12,665,581

	Internet — 0.1%
205,000	Expedia Group, Inc., 6.25%, 5/1/25 (144A)	$ 205,667
	Total Internet	$205,667

	Iron & Steel — 1.7%
1,855,000	Carpenter Technology Corp., 7.625%, 3/15/30	$ 1,875,964
2,235,000	TMS International Corp., 6.25%, 4/15/29 (144A)	1,877,400
	Total Iron & Steel	$3,753,364

	Leisure Time — 4.7%
215,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$ 210,571
EUR280,000	Carnival Corp., 7.625%, 3/1/26 (144A)	296,446
285,000	Carnival Corp., 10.50%, 2/1/26 (144A)	299,596
235,000	Carnival Holdings Bermuda, Ltd., 10.375%, 5/1/28 (144A)	257,026
EUR731,000	Carnival Plc, 1.00%, 10/28/29	492,914
1,295,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	1,211,555
2,435,000	NCL Corp., Ltd., 7.75%, 2/15/29 (144A)	2,312,787
Pioneer High Income Fund, Inc. |  | 6/30/2310

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Leisure Time — (continued)
360,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	$ 324,007
745,000	Royal Caribbean Cruises, Ltd., 5.50%, 4/1/28 (144A)	694,742
272,000	Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25 (144A)	288,592
1,360,000	Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27 (144A)	1,478,917
2,790,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	2,734,200
	Total Leisure Time	$10,601,353

	Lodging — 0.3%
725,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	$ 719,489
	Total Lodging	$719,489

	Media — 3.5%
2,500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32 (144A)	$ 2,038,700
118,000	Cengage Learning, Inc., 9.50%, 6/15/24 (144A)	118,301
2,200,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	978,862
1,925,000	CSC Holdings LLC, 5.00%, 11/15/31 (144A)	896,488
1,057,000	Gray Television, Inc., 7.00%, 5/15/27 (144A)	901,779
3,530,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	3,012,890
	Total Media	$7,947,020

	Metal Fabricate/Hardware — 0.5%
1,185,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$ 1,046,948
	Total Metal Fabricate/Hardware	$1,046,948

	Mining — 3.1%
940,000	Arconic Corp., 6.125%, 2/15/28 (144A)	$ 951,660
1,665,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	1,373,625
375,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	369,151
705,000	First Quantum Minerals, Ltd., 6.875%, 10/15/27 (144A)	687,728
2,840,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	2,910,659
692,000	Hudbay Minerals, Inc., 6.125%, 4/1/29 (144A)	637,173
	Total Mining	$6,929,996

11Pioneer High Income Fund, Inc. |  | 6/30/23

Principal Amount USD ($)		Value
	Miscellaneous Manufacturing — 1.3%
2,880,000	Trinity Industries, Inc., 7.75%, 7/15/28 (144A)	$ 2,898,000
	Total Miscellaneous Manufacturing	$2,898,000

	Oil & Gas — 15.6%
2,430,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$ 2,387,475
1,105,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/29 (144A)	985,816
2,140,000	Baytex Energy Corp., 8.50%, 4/30/30 (144A)	2,089,859
4,000,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	4,050,700
624,000	Cenovus Energy, Inc., 6.75%, 11/15/39	654,146
1,225,000	Civitas Resources, Inc., 8.375%, 7/1/28 (144A)	1,238,843
1,225,000	Civitas Resources, Inc., 8.75%, 7/1/31 (144A)	1,241,905
2,135,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	1,956,328
830,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 2/1/31 (144A)	739,843
833,000	International Petroleum Corp., 7.25%, 2/1/27 (144A)	774,190
870,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	743,897
1,010,000	MEG Energy Corp., 5.875%, 2/1/29 (144A)	949,820
1,535,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	1,559,687
1,280,000	Murphy Oil Corp., 6.375%, 7/15/28	1,261,598
1,109,000	Nabors Industries, Ltd., 7.50%, 1/15/28 (144A)	970,442
2,000,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	1,996,460
415,000	Noble Finance II LLC, 8.00%, 4/15/30 (144A)	421,922
2,010,000	Occidental Petroleum Corp., 4.40%, 4/15/46	1,552,256
692,000	Petroleos Mexicanos, 6.70%, 2/16/32	526,165
579,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	523,137
2,269,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	2,117,650
1,015,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	1,013,173
885,000	Southwestern Energy Co., 4.75%, 2/1/32	779,983
285,000	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	291,056
2,075,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	1,576,979
1,705,000	Valaris, Ltd., 8.375%, 4/30/30 (144A)	1,710,729
1,000,000	YPF SA, 6.95%, 7/21/27 (144A)	820,651
	Total Oil & Gas	$34,934,710

Pioneer High Income Fund, Inc. |  | 6/30/2312

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas Services — 2.2%
385,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28 (144A)	$ 361,461
2,583,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	2,479,680
1,445,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	1,405,942
703,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	671,291
	Total Oil & Gas Services	$4,918,374

	Packaging & Containers — 0.6%
1,355,000	Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31 (144A)	$ 1,371,938
	Total Packaging & Containers	$1,371,938

	Pharmaceuticals — 2.8%
2,750,000	Owens & Minor, Inc., 6.625%, 4/1/30 (144A)	$ 2,494,965
2,365,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	1,922,539
579,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	427,900
392,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	390,999
1,095,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/29	1,128,433
1,300,000+	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$6,364,836

	Pipelines — 7.1%
1,759,167	Acu Petroleo Luxembourg S.a.r.l., 7.50%, 1/13/32 (144A)	$ 1,516,631
910,000	DCP Midstream Operating LP, 5.60%, 4/1/44	862,538
1,210,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	1,188,825
1,060,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	982,088
1,524,000(a)	Energy Transfer LP, 8.317% (3 Month USD LIBOR + 302 bps), 11/1/66	1,169,674
1,965,000(c)(f)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	1,666,166
248,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	197,845
270,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	221,941
717,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	600,290
770,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	750,828
13Pioneer High Income Fund, Inc. |  | 6/30/23

Principal Amount USD ($)		Value
	Pipelines — (continued)
421,000	Global Partners LP/GLP Finance Corp., 7.00%, 8/1/27	$ 408,509
1,515,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	1,502,032
1,150,000	NuStar Logistics LP, 6.375%, 10/1/30	1,097,148
720,000	Venture Global LNG, Inc., 8.125%, 6/1/28 (144A)	731,257
1,355,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	1,366,067
1,801,000	Williams Cos., Inc., 5.75%, 6/24/44	1,754,606
	Total Pipelines	$16,016,445

	REITs — 1.5%
2,275,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	$ 1,567,515
230,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	155,825
1,555,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	1,542,659
	Total REITs	$3,265,999

	Retail — 1.3%
1,365,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	$ 1,168,087
1,192,000	Patrick Industries, Inc., 7.50%, 10/15/27 (144A)	1,153,260
798,000	Staples, Inc., 7.50%, 4/15/26 (144A)	659,078
	Total Retail	$2,980,425

	Software — 1.0%
2,245,000	AthenaHealth Group, Inc., 6.50%, 2/15/30 (144A)	$ 1,889,482
1,350,000	Rackspace Technology Global, Inc., 5.375%, 12/1/28 (144A)	419,091
	Total Software	$2,308,573

	Telecommunications — 4.8%
1,495,000	Altice France Holding SA, 6.00%, 2/15/28 (144A)	$ 728,799
1,169,000	Altice France Holding SA, 10.50%, 5/15/27 (144A)	707,865
270,000	Altice France SA, 5.125%, 1/15/29 (144A)	192,482
1,934,000	CommScope Technologies LLC, 6.00%, 6/15/25 (144A)	1,802,622
1,910,000	CommScope, Inc., 4.75%, 9/1/29 (144A)	1,505,845
Pioneer High Income Fund, Inc. |  | 6/30/2314

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Telecommunications — (continued)
119,296(i)	Digicel International Finance Ltd/Digicel international Holdings, Ltd., 8.00%, 12/31/26 (144A)	$ 20,280
3,080,000	Sprint LLC, 7.125%, 6/15/24	3,107,545
41,000	Sprint LLC, 7.625%, 3/1/26	42,590
3,135,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	2,601,754
	Total Telecommunications	$10,709,782

	Transportation — 2.8%
2,640,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 1,984,444
1,375,000	Danaos Corp., 8.50%, 3/1/28 (144A)	1,379,400
1,225,000	Rand Parent LLC, 8.50%, 2/15/30 (144A)	1,109,057
820,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	642,404
1,240,000	Watco Cos. LLC/Watco Finance Corp., 6.50%, 6/15/27 (144A)	1,178,371
3,305,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	16,525
	Total Transportation	$6,310,201

	Trucking & Leasing — 0.3%
690,000	Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/27 (144A)	$ 712,612
	Total Trucking & Leasing	$712,612

	Total Corporate Bonds (Cost $302,088,976)	$280,931,496

Shares
	Convertible Preferred Stock — 0.4% of Net Assets
	Banks — 0.4%
752(f)	Wells Fargo & Co., 7.50%	$ 866,304
	Total Banks	$866,304

	Total Convertible Preferred Stock (Cost $950,539)	$866,304

	Preferred Stock — 1.4% of Net Assets
	Capital Markets — 0.0%†
2,144	B Riley Financial, Inc., 6.75%, 5/31/24	$ 52,957
	Total Capital Markets	$52,957

15Pioneer High Income Fund, Inc. |  | 6/30/23

Shares		Value
	Communications Equipment — 0.0%†
129,055	MYT Holding LLC, 10.00%, 6/6/29	$ 74,206
	Total Communications Equipment	$74,206

	Financial Services — 1.4%
3,000(c)(f)	Compeer Financial ACA, 6.75% (3 Month USD LIBOR + 484 bps) (144A)	$ 3,009,087
	Total Financial Services	$3,009,087

	Total Preferred Stock (Cost $3,288,282)	$3,136,250

	Right/Warrant — 0.0%† of Net Assets
	Aerospace & Defense — 0.0%†
GBP21,700(b)	Avation Plc, 1/1/59	$ 8,957
	Total Aerospace & Defense	$8,957

	Total Right/Warrant (Cost $—)	$8,957

Principal Amount USD ($)
	Insurance-Linked Securities — 5.7% of Net Assets#
	Event Linked Bonds — 0.7%
	Flood – U.S. — 0.3%
250,000(a)	FloodSmart Re, 17.114%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 236,325
250,000(a)	FloodSmart Re, 18.864%, (3 Month U.S. Treasury Bill + 1,358 bps), 3/1/24 (144A)	234,475
250,000(a)	FloodSmart Re, 21.534%, (1 Month U.S. Treasury Bill + 1,625 bps), 3/11/26 (144A)	252,000
		$722,800

	Multiperil – U.S. — 0.3%
250,000(a)	Matterhorn Re, 10.341%, (SOFR + 525 bps), 3/24/25 (144A)	$ 237,100
250,000(a)	Matterhorn Re, 12.841%, (SOFR + 775 bps), 3/24/25 (144A)	237,475
250,000(a)	Residential Reinsurance Re 2021, 17.194%, (3 Month U.S. Treasury Bill + 1,191 bps), 12/6/25 (144A)	223,375
		$697,950

Pioneer High Income Fund, Inc. |  | 6/30/2316

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – U.S. — 0.1%
250,000(a)	Bonanza Re, 13.534%, (3 Month U.S. Treasury Bill + 825 bps), 1/8/26 (144A)	$ 247,525
	Total Event Linked Bonds	$1,668,275

Face Amount USD ($)
	Collateralized Reinsurance — 0.4%
	Multiperil – Massachusetts — 0.2%
350,000(b)(j)+	Portsalon Re 2022, 5/31/28	$ 320,922
	Multiperil – U.S. — 0.1%
250,000(b)(j)+	Ballybunion Re 2023, 12/31/28	$ 257,065
	Multiperil – Worldwide — 0.1%
250,000(j)+	Amaranth Re 2023, 12/31/28	$ 235,511
500,000(b)(j)+	Cypress Re 2017, 1/31/24	50
54,000(b)(j)+	Limestone Re 2019-2B, 10/1/23 (144A)	—
		$235,561

	Total Collateralized Reinsurance	$813,548

	Reinsurance Sidecars — 4.6%
	Multiperil – U.S. — 0.0%†
500,000(b)(k)+	Harambee Re 2018, 12/31/24	$ —
600,000(k)+	Harambee Re 2019, 12/31/24	1,020
		$1,020

	Multiperil – Worldwide — 4.6%
24,550(k)+	Alturas Re 2019-3, 9/12/23	$ 2,308
40,466(k)+	Alturas Re 2022-2, 12/31/27	18,359
1,000,000(b)(j)+	Bantry Re 2022, 12/31/27	116,861
1,500,000(b)+	Bantry Re 2023, 12/31/28	1,627,500
834,446(b)(j)+	Berwick Re 2019-1, 12/31/24	133,094
1,000,000(b)(j)+	Berwick Re 2022, 12/31/27	63,758
1,000,000(b)+	Berwick Re 2023, 12/31/28	1,075,000
750,000(b)(j)+	Gleneagles Re 2022, 12/31/27	370,743
1,063,659(j)+	Gullane Re 2023, 12/31/28	1,149,053
499,318(b)(k)+	Lorenz Re 2019, 6/30/24	5,542
500,000(j)+	Merion Re 2018-2, 12/31/24	34,992
1,000,000(b)(j)+	Merion Re 2022-2, 12/31/27	948,112
350,000(b)(j)+	Pangaea Re 2022-3, 5/31/28	378,088
1,250,000(b)(j)+	Pangaea Re 2023-1, 12/31/28	1,343,750
20,000(j)+	Sector Re V, 12/1/24 (144A)	34,426
17Pioneer High Income Fund, Inc. |  | 6/30/23

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
30,000(b)(j)+	Sector Re V, 12/1/26 (144A)	$ 172,485
1,000,000(b)(j)+	Sector Re V, 12/1/27 (144A)	1,070,500
250,000(j)+	Sussex Re 2020-1, 12/31/24	325
1,500,000(k)+	Thopas Re 2022, 12/31/27	—
1,596,147(b)(k)+	Thopas Re 2023, 12/31/28	1,732,618
253,645(b)(j)+	Woburn Re 2018, 12/31/24	5,600
244,914(b)(j)+	Woburn Re 2019, 12/31/24	42,390
		$10,325,504

	Total Reinsurance Sidecars	$10,326,524

	Total Insurance-Linked Securities (Cost $12,121,474)	$12,808,347

Principal Amount USD ($)
	Foreign Government Bond — 0.1% of Net Assets
	Russia — 0.1%
382,800(i)(l)	Russian Government International Bond, 7.500%, 3/31/30	$ 249,907
	Total Russia	$249,907

	Total Foreign Government Bond (Cost $313,578)	$249,907

Shares
	SHORT TERM INVESTMENTS — 1.0% of Net Assets
	Open-End Fund — 1.0%
2,219,629(m)	Dreyfus Government Cash Management, Institutional Shares, 5.00%	$ 2,219,629
		$2,219,629

	TOTAL SHORT TERM INVESTMENTS (Cost $2,219,629)	$2,219,629

Pioneer High Income Fund, Inc. |  | 6/30/2318

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
	Over The Counter (OTC) Currency Put Option Purchased — 0.0%†
3,150,000	Put EUR Call USD	Citibank NA	EUR 66,331	EUR 1.02	11/28/23	$5,028
	Total Over The Counter (OTC) Currency Put Option Purchased (Premiums paid $ 66,331)					$5,028

	TOTAL OPTIONS PURCHASED (Premiums paid $ 66,331)					$5,028

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 146.6% (Cost $350,542,233)					$328,752,251
	Over The Counter (OTC) Currency Call Option Written — (0.0%)†
3,150,000	Call EUR Put USD	Citibank NA	EUR 66,331	EUR 1.10	11/28/23	$(55,313)
	Total Over The Counter (OTC) Currency Call Option Written (Premiums received $66,331)					$(55,313)

	OTHER ASSETS AND LIABILITIES — (46.6)%					$(104,523,827)
	net assets — 100.0%					$224,173,111

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At June 30, 2023, the value of these securities amounted to $259,131,875, or 115.6% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2023.
(b)	Non-income producing security.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2023.
(d)	Security is priced as a unit.
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(h)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(i)	Security is in default.
19Pioneer High Income Fund, Inc. |  | 6/30/23

(j)	Issued as participation notes.
(k)	Issued as preference shares.
(l)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at June 30, 2023.
(m)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2023.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2023.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2019-3	6/26/2019	$24,550	$2,308
Alturas Re 2022-2	4/11/2023	15,227	18,359
Amaranth Re 2023	1/27/2023	208,962	235,511
Ballybunion Re 2023	3/20/2023	250,000	257,065
Bantry Re 2022	1/28/2022	74,179	116,861
Bantry Re 2023	1/12/2023	1,500,000	1,627,500
Berwick Re 2019-1	12/31/2018	99,709	133,094
Berwick Re 2022	12/28/2021	62,358	63,758
Berwick Re 2023	2/1/2023	1,000,000	1,075,000
Bonanza Re	1/6/2023	250,000	247,525
Cypress Re 2017	1/24/2017	1,681	50
FloodSmart Re	2/8/2022	248,716	234,475
FloodSmart Re	2/14/2022	250,000	236,325
FloodSmart Re	2/23/2023	250,000	252,000
Gleneagles Re 2022	1/18/2022	347,306	370,743
Gullane Re 2023	1/20/2023	1,063,659	1,149,053
Harambee Re 2018	12/19/2017	10,612	—
Harambee Re 2019	12/20/2018	—	1,020
Limestone Re 2019-2B	6/20/2018	359	—
Lorenz Re 2019	6/26/2019	93,773	5,542
Matterhorn Re	3/10/2022	250,000	237,100
Matterhorn Re	3/10/2022	250,000	237,475
Merion Re 2018-2	12/28/2017	—	34,992
Merion Re 2022-2	2/22/2022	1,000,000	948,112
Pangaea Re 2022-3	6/15/2022	350,000	378,088
Pangaea Re 2023-1	1/23/2023	1,250,000	1,343,750
Portsalon Re 2022	7/15/2022	283,022	320,922
Residential Reinsurance Re 2021	10/28/2021	250,000	223,375
Pioneer High Income Fund, Inc. |  | 6/30/2320

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Sector Re V	1/1/2020	$529	$34,426
Sector Re V	12/6/2021	30,000	172,485
Sector Re V	12/30/2022	1,000,000	1,070,500
Sussex Re 2020-1	1/23/2020	—	325
Thopas Re 2022	2/7/2022	—	—
Thopas Re 2023	2/15/2023	1,596,147	1,732,618
Woburn Re 2018	3/20/2018	76,754	5,600
Woburn Re 2019	1/30/2019	33,931	42,390
Total Restricted Securities			$12,808,347
% of Net assets			5.7%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation
EUR	297,000	USD	321,899	Citibank NA	8/25/23	$3,089
EUR	5,000,000	USD	5,467,604	JPMorgan Chase Bank NA	9/28/23	13,420
USD	5,885,851	EUR	5,332,500	JPMorgan Chase Bank NA	7/25/23	59,489
USD	770,808	GBP	605,000	State Street Bank & Trust Co.	9/26/23	2,316
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$78,314
21Pioneer High Income Fund, Inc. |  | 6/30/23

SWAP CONTRACTS
OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Reference Obligation /Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
988,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	6/20/27	$(72,944)	$111,609	$38,665
329,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	6/20/27	(27,679)	40,555	12,875
433,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	6/20/27	(36,450)	53,395	16,945
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION						$(137,073)	$205,559	$68,485
TOTAL SWAP CONTRACTS						$(137,073)	$205,559	$68,485

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR	— Euro
GBP	— Great British Pound
IDR	— Indonesian Rupiah
USD	— United States Dollar
Pioneer High Income Fund, Inc. |  | 6/30/2322

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of June 30, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$8,584,853	$—	$8,584,853
Common Stocks
Chemicals	2,020	—	—	2,020
Oil, Gas & Consumable Fuels	142	402	—	544
Passenger Airlines	—	—	668,376	668,376
Collateralized Mortgage Obligations	—	5,239,293	—	5,239,293
Commercial Mortgage-Backed Securities	—	8,451,643	—	8,451,643
Convertible Corporate Bonds	—	5,579,604	—	5,579,604
Corporate Bonds	—	280,931,496	—	280,931,496
Convertible Preferred Stock	866,304	—	—	866,304
Preferred Stock
Capital Markets	52,957	—	—	52,957
All Other Preferred Stock	—	3,083,293	—	3,083,293
Right/Warrant	8,957	—	—	8,957
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	—	—	320,922	320,922
Multiperil – U.S.	—	—	257,065	257,065
Multiperil – Worldwide	—	—	235,561	235,561
Reinsurance Sidecars
Multiperil – U.S.	—	—	1,020	1,020
Multiperil – Worldwide	—	—	10,325,504	10,325,504
All Other Insurance-Linked Securities	—	1,668,275	—	1,668,275
Foreign Government Bond	—	249,907	—	249,907
Open-End Fund	2,219,629	—	—	2,219,629
Over The Counter (OTC) Currency Put Option Purchased	—	5,028	—	5,028
Total Investments in Securities	$3,150,009	$313,793,794	$11,808,448	$328,752,251
23Pioneer High Income Fund, Inc. |  | 6/30/23

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Credit Agreement(a)	$—	$(108,500,000)	$—	$(108,500,000)
Over The Counter (OTC) Currency Call Option Written	—	(55,313)	—	(55,313)
Net unrealized appreciation on forward foreign currency exchange contracts	—	78,314	—	78,314
Swap contracts, at value	—	68,485	—	68,485
Total Other Financial Instruments	$—	$(108,408,514)	$—	$(108,408,514)
(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Insurance- Linked Securities	Total
Balance as of 3/31/23	$634,883	$10,623,431	$11,258,314
Realized gain (loss)	—	(386,160)	(386,160)
Changed in unrealized appreciation (depreciation)	33,493	656,644	690,137
Accrued discounts/premiums	—	(21,815)	(21,815)
Purchases	—	589,406	589,406
Sales	—	(321,434)	(321,434)
Transfers in to Level 3*	—	—	—
Transfers out of Level 3*	—	—	—
Balance as of 6/30/23	$668,376	$11,140,072	$11,808,448
*	Transfers are calculated on the beginning of period value. During the period ended June 30, 2023, therewere no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at June 30, 2023:	$404,734
Pioneer High Income Fund, Inc. |  | 6/30/2324